BUSINESS ACQUISITIONS AND DISPOSALS - Pro forma results of operations (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Companies acquired in 2019
Business combinations actual and pro forma results of operations
Net revenues	₽ 476,257
Net income	55,101
Revenue of acquired entities since acquisition	238
Net (loss)/income of acquired entities since acquisition	₽ (15)
Companies acquired in 2018
Business combinations actual and pro forma results of operations
Net revenues		₽ 463,110
Net income		8,194
Revenue of acquired entities since acquisition		13,261
Net (loss)/income of acquired entities since acquisition		₽ 615
Companies acquired in 2017
Business combinations actual and pro forma results of operations
Net revenues			₽ 418,185
Net income			55,881
Revenue of acquired entities since acquisition			37
Net (loss)/income of acquired entities since acquisition			₽ (105)